Convertible loan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Convertible Loan [abstract]
Schedule Of Convertible Loan

December 31,
2025
(Euro, in thousands)
Cost at January 1	€—
Issuance of convertible loan facility	20,000
Cost at December 31	20,000

Fair value adjustment at January 1	—
Fair value adjustment of the year	1,175
Fair value adjustment at December 31	1,175
Net book value at December 31	€21,175